Debt - Interest Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Total interest cost	$ 469,546	$ 387,963	$ 531,500	$ 397,900	$ 241,300
Capitalized interest	(370,343)	(356,702)	(495,100)	(374,000)	(227,900)
Total interest expense, net	$ 99,203	$ 31,261	$ 36,330	$ 23,909	$ 10,796